Borrowings - Schedule of Short-Term Bank Borrowing (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Schedule of Short-Term Bank Borrowing [Line Items]
Total	$ 90,000	$ 90,000	$ 2,745
Chuang Hwa Bank [Member]
Schedule of Short-Term Bank Borrowing [Line Items]
Interest rate	1.94%	1.81%
Issuance Date	Nov. 13, 2024	Nov. 13, 2023
Maturity Date	Nov. 13, 2025	Nov. 13, 2024
Total	$ 82,000	$ 82,000
E.Sun Bank [Member]
Schedule of Short-Term Bank Borrowing [Line Items]
Interest rate	2.43%	2.43%
Issuance Date	Oct. 30, 2024	Oct. 28, 2023
Maturity Date	Mar. 31, 2025	Apr. 28, 2024
Total	$ 8,000	$ 8,000